UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

(Zip code)

Brandon M Pokersnik

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Footprints Discover Value Fund

Registrant: Footprints Discover Value Fund									Item 1, Exhibit 10
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	American Superconductor	AMSC	30111207	7/31/2021	Annual Meeting		yes	7/1/2021	For
2	Municipal Bond Insurance	MBIA	55262C100	5/3/2022	Annual Meeting		Yes	4/7/2022	For
3	Lumen Technologies	LUMN	550241103	5/18/2022	Annual Meeting		Yes	4/21/2022	For
4	ADT	ADT	00090Q103	5/25/2022	Annual Meeting		yes	4/29/2022	For
5	Applied Optoelectronics	AAOI	03823U102	6/2/2022	Annual Meeting		yes	5/12/2022	For
6	Enovix Corporation	ENVX	451055305	6/15/2022	Annual Meeting		yes	5/18/2022	For
7	David'sTea Corp	DTEA	238661102	6/15/2022	Annual Meeting		yes	5/23/2022	For
8	Western Energy Services Corp	WEEEF	958159303	6/29/2022	Annual and Special Meeting		yes	6/22/2022	For
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

President

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

Secretary

Date: August 22, 2022

*Print the name and title of each signing officer under his or her signature.